Investments - OTTI Narrative and Table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI
Balance, beginning of year	$ 551	$ 552	$ 446
Additions for credit loss impairments recognized in the current period on securities previously impaired	49	0	0
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	94	0
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(170)	(68)	(132)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(113)	(27)	238
Balance, end of year	$ 317	$ 551	$ 552